Reserves (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Movement of Reserves of Equity [Roll Forward]
Beginning balance	$ 2,351,780	$ 2,584,041
Exercise of stock options and settlement of RSUs and pRSUs	4,926	12,091
Equity component of convertible notes issued	31,688
Share-based compensation	9,665	4,469
Ending Balance	2,442,461	2,351,780
Reserves
Movement of Reserves of Equity [Roll Forward]
Beginning balance	41,620	47,038
Exercise of stock options and settlement of RSUs and pRSUs	(3,896)	(9,887)
Equity component of convertible notes issued	31,688
Share-based compensation	9,665	4,469
Ending Balance	79,077	41,620
Share-based compensation
Movement of Reserves of Equity [Roll Forward]
Beginning balance	19,695	25,113
Exercise of stock options and settlement of RSUs and pRSUs	(3,896)	(9,887)
Equity component of convertible notes issued	0
Share-based compensation	9,665	4,469
Ending Balance	25,464	19,695
Equity component of convertible notes
Movement of Reserves of Equity [Roll Forward]
Beginning balance	18,539	18,539
Exercise of stock options and settlement of RSUs and pRSUs	0	0
Equity component of convertible notes issued	31,688
Share-based compensation	0	0
Ending Balance	50,227	18,539
Other
Movement of Reserves of Equity [Roll Forward]
Beginning balance	3,386	3,386
Exercise of stock options and settlement of RSUs and pRSUs	0	0
Equity component of convertible notes issued	0
Share-based compensation	0	0
Ending Balance	$ 3,386	$ 3,386